INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Canada		27	171	196
Foreign		16	14	(2)
Total		43	185	194
Deferred
Canada		239	60	126
Foreign		323	216	226
Total		562	276	352
Total Income Tax Expense/ (Recovery)		605	461	546
Geographic Components of Income
Canada		1,201	821	1,069
Foreign		1,298	1,096	1,109
Income before Income Taxes		2,499	1,917	2,178
Reconciliation of Income Tax Expense
Income before Income Taxes		2,499	1,917	2,178
Federal and provincial statutory tax rate (as a percent)		25.00%	25.00%	26.50%
Expected income tax expense		625	479	577
Income tax differential related to regulated operations		(13)	41	42
Higher/(lower) effective foreign tax rates		46	1	(5)
Income from equity investments and non-controlling interests		(41)	(40)	(45)
Tax legislation change	(25)	(25)	0	0
Other		13	(20)	(23)
Total Income Tax Expense/ (Recovery)		605	461	546
Deferred Income Tax Assets
Operating loss carryforwards		826	1,024
Deferred amounts		223	112
Other		124	233
Total		1,173	1,369
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs		4,245	3,817
Equity investments		682	578
Taxes on future revenue requirement		291	283
Unrealized foreign exchange gains on long-term debt		35	159
Other		170	96
Total		5,423	4,933
Net Deferred Income Tax Liabilities		4,250	3,564
Deferred Income Tax Assets
Other Current Assets (Note 5)		117	285
Intangible and Other Assets (Note 11)		223	167
Total		340	452
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)		26	0
Deferred Income Tax Liabilities		4,564	4,016
Total		4,590	4,016
Net Deferred Income Tax Liabilities
Net Deferred Income Tax Liabilities		4,250	3,564